4. Financing Receivables (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loans receivable, net	$ 3,604	$ 4,580	$ 0
Pass
Loans receivable, net	3,604	4,580
Special Mention
Loans receivable, net
Classified - accruing
Loans receivable, net
Classified - nonaccrual
Loans receivable, net